STOCK BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2017	Dec. 07, 2016	Oct. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Stock-based compensation expense				$ 146,754	$ 730,997	$ 877,751	$ 1,293,932
Grant of stock options			82,000
Exercisable percentage			33.00%
One Key Consultant [Member]
Exercise price - stock options			$ 13.40
Granted - warrants			12,500
Warrant term			2 years
Exercise price of warrants			$ 20
Warrants [Member]
Exercise of warrants for cash						$ 270,000
Exercise of warrants for cash, shares						13,500
Exercised price of warrants						$ 1.00
Intrinsic value of warrants				$ 0
Weighted average contractual term - warrants				3 years 6 months 7 days		3 years 8 months 12 days
Granted - warrants				0		12,500
Warrant term	5 years
Exercise price of warrants	$ 1.00
Series A Warrants [Member]
Warrant term		5 years
Exercise price of warrants		$ 55
Stock Option [Member]
Intrinsic value of outstanding options				$ 0
Stock-based compensation expense				146,754		$ 790,643	1,293,932
Unrecognized compensation cost				$ 139,254		$ 286,008
Unrecognized compensation cost recognize period				5 months 16 days
Weighted average remaining term - options						4 years 7 days
Stock Option [Member] | One Key Consultant [Member]
Grant of stock options			4,000
Exercisable percentage			25.00%
Stock Option [Member] | One Key Consultant [Member] | Each of October 16, 2019
Exercisable percentage			33.00%
Stock Option [Member] | One Key Consultant [Member] | Each of October 16, 2018
Exercisable percentage			33.00%
Stock Option [Member] | Milestone 1 [Member] | One Key Consultant [Member]
Forfeitures (shares)						1,000
Options vested						3,000
Stock Compensation [Member] | Warrants [Member]
Stock-based compensation expense				$ 0		$ 87,108	0
Restricted Stock [Member]
Stock-based compensation expense				$ 0		$ 145,301	$ 818,231